Related party transactions (Tables)	6 Months Ended
Sep. 30, 2024
Related party transactions
Schedule of transactions with joint arrangements and associates

	Six months ended 30 September
	2024	2023
	€m	€m
Sales of goods and services to associates	11	15
Purchase of goods and services from associates	2	3
Sales of goods and services to joint arrangements	158	133
Purchase of goods and services from joint arrangements	362	392
Interest income receivable from joint arrangements[1]	25	26
Interest expense payable to joint arrangements[1]	144	109

	30 September	31 March
	2024	2024
Trade balances owed:
by associates	9	19
to associates	1	1
by joint arrangements	208	190
to joint arrangements	359	379
Other balances owed by joint arrangements[1]	1,386	1,105
Other balances owed to joint arrangements[2]	5,349	4,940

Notes:

1.	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.